Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in property, plant, and equipment:
Balance, beginning of period	€ 4,190,281
Additions - depreciation	(738,201)	€ (717,650)	€ (631,423)
Balance, ending of period	4,056,864	4,190,281
Contractual commitments for acquisition of property, plant and equipment	€ 118,472
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	10 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 27,178
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	9,357,367	8,507,399
Foreign currency translation	(655,512)	135,956
Changes in consolidation group	(20,169)	99,048
Additions	927,839	981,955
Reclassifications	40,817	(31,738)
Disposals	(263,108)	(335,253)
Balance, ending of period	9,387,234	9,357,367	8,507,399
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(5,167,086)	(4,671,389)
Foreign currency translation	356,295	(68,462)
Changes in consolidation group	23,779	15,335
Additions - depreciation	(738,201)	(717,650)
Reclassifications	(12,630)	21,270
Disposals	207,473	253,810
Balance, ending of period	(5,330,370)	(5,167,086)	(4,671,389)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	62,660
Balance, ending of period	68,265	62,660
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	63,992	58,887
Foreign currency translation	(3,542)	802
Changes in consolidation group	(352)	2,824
Additions	8,175	466
Reclassifications	1,592	3,153
Disposals	(283)	(2,140)
Balance, ending of period	69,582	63,992	58,887
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(1,332)	(1,295)
Foreign currency translation	15	(19)
Additions - depreciation		(20)
Disposals		2
Balance, ending of period	(1,317)	(1,332)	(1,295)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,591,617
Balance, ending of period	1,515,153	1,591,617
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	3,644,437	3,311,704
Foreign currency translation	(298,571)	65,782
Changes in consolidation group	(13,130)	10,648
Additions	58,302	43,560
Reclassifications	280,716	296,276
Disposals	(58,582)	(83,533)
Balance, ending of period	3,613,172	3,644,437	3,311,704
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(2,052,820)	(1,818,053)
Foreign currency translation	170,668	(32,818)
Changes in consolidation group	7,122	8,312
Additions - depreciation	(260,450)	(255,683)
Reclassifications	(1,146)	(8,805)
Disposals	38,607	54,227
Balance, ending of period	(2,098,019)	(2,052,820)	(1,818,053)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	2,026,722
Balance, ending of period	2,001,968	2,026,722
Machinery and equipment | Subject to operating leases
Changes in property, plant, and equipment:
Balance, beginning of period	775,601
Balance, ending of period	758,151	775,601
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	5,139,656	4,541,906
Foreign currency translation	(323,731)	59,529
Changes in consolidation group	(9,615)	86,743
Additions	528,280	569,352
Reclassifications	96,267	127,613
Disposals	(197,855)	(245,487)
Balance, ending of period	5,233,002	5,139,656	4,541,906
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(3,112,934)	(2,798,709)
Foreign currency translation	185,612	(34,291)
Changes in consolidation group	16,657	7,023
Additions - depreciation	(477,751)	(461,947)
Reclassifications	(11,484)	(24,591)
Disposals	168,866	199,581
Balance, ending of period	(3,231,034)	(3,112,934)	(2,798,709)
Machinery, equipment and rental equipment under capitalized leases | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period		89,734
Foreign currency translation		2,151
Reclassifications		(91,885)
Balance, ending of period			89,734
Machinery, equipment and rental equipment under capitalized leases | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period		(53,332)
Foreign currency translation		(1,334)
Reclassifications		54,666
Balance, ending of period			(53,332)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	509,282
Balance, ending of period	471,478	509,282
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	509,282	505,168
Foreign currency translation	(29,668)	7,692
Changes in consolidation group	2,928	(1,167)
Additions	333,082	368,577
Reclassifications	(337,758)	(366,895)
Disposals	(6,388)	(4,093)
Balance, ending of period	471,478	509,282	€ 505,168
Hyperinflationary economies
Changes in property, plant, and equipment:
Balance, beginning of period	28,032
Balance, ending of period	36,288	28,032
Hyperinflationary economies | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	57,304
Balance, ending of period	73,197	57,304
Hyperinflationary economies | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(29,272)
Balance, ending of period	(36,909)	(29,272)
Hyperinflationary economies | Land
Changes in property, plant, and equipment:
Balance, beginning of period	2,307
Balance, ending of period	2,784	2,307
Hyperinflationary economies | Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	2,307
Balance, ending of period	2,784	2,307
Hyperinflationary economies | Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	12,850
Balance, ending of period	16,383	12,850
Hyperinflationary economies | Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	20,652
Balance, ending of period	25,970	20,652
Hyperinflationary economies | Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(7,802)
Balance, ending of period	(9,587)	(7,802)
Hyperinflationary economies | Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	11,767
Balance, ending of period	15,719	11,767
Hyperinflationary economies | Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	33,237
Balance, ending of period	43,041	33,237
Hyperinflationary economies | Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(21,470)
Balance, ending of period	(27,322)	(21,470)
Hyperinflationary economies | Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	1,108
Balance, ending of period	1,402	1,108
Hyperinflationary economies | Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	1,108
Balance, ending of period	€ 1,402	€ 1,108